Bank loans - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) item	Mar. 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Principal amount			¥ 359	$ 50	¥ 14,600	$ 2,000
Long-term bank loan	¥ 47,534				50,040				¥ 0
Short-term bank loans	¥ 102,275				¥ 30,019				¥ 0
Number of commercial banks | item	2
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates								2.90%
Long-term bank loan		¥ 2,500						¥ 50,000
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates					2.50%	2.50%	2.50%
Short-term bank loans					¥ 30,000		¥ 30,000
Short-term borrowings from commercial bank one
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 40,000
Short-term borrowings from commercial bank one | Bottom of range
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates	2.25%
Short-term borrowings from commercial bank one | Top of range
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates	2.30%
Short-term borrowings from commercial bank two
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 32,200
Bearing annual interest rates	2.15%